Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - Tsakos Shipping and Trading S.A. - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Chartering commission	1.25%
Charge fee	$ 200
Payment for the cost of design and supervision services for new buildings	$ 0
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings		$ 200